MainStay S&P 500 Index Fund (Second Prospectus Summary) | MainStay S&P 500 Index Fund
MainStay S&P 500 Index Fund

MAINSTAY FUNDS TRUST

MainStay S&P 500 Index Fund

Supplement dated August 4, 2017 (“Supplement”) to the Prospectus, dated February 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

1.	Effective immediately, the Prospectus is revised as follows:

a.	The table and footnotes in the section entitled “Fee and Expenses of the Fund,” as well as the table in the section entitled “Example” are revised as follows:

Fees and Expenses of the Fund

	Class A	Investor Class	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.16%	0.16%	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None
Other Expenses	0.12%	0.35%	0.11%	0.03%
Total Annual Fund Operating Expenses	0.53%	0.76%	0.27%	0.19%

1.	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2.	Restated to reflect current management fees. The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.

Example

Expenses After	Class A	Investor	Class I	Class R6
Class
1 Year	$ 353	$ 375	$ 28	$ 19
3 Years	$ 465	$ 536	$ 87	$ 61
5 Years	$ 587	$ 710	$ 152	$ 107
10 Years	$ 945	$ 1,214	$ 343	$ 243

b.	The section entitled, “Know With Whom You Are Investing: Additional Information Regarding Fee Waivers: Contractual,” is revised to include the following waiver:

MainStay S&P 500 Index Fund: Class A, 0.60%, with an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes, except for Class R6.

Fee and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - MainStay S&P 500 Index Fund	Class A		Investor Class		Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		3.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - MainStay S&P 500 Index Fund		Class A	Investor Class	Class I	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.16%	0.16%	0.16%	0.16%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none	none
Other Expenses		0.12%	0.35%	0.11%	0.03%
Total Annual Fund Operating Expenses		0.53%	0.76%	0.27%	0.19%
[1]	Restated to reflect current management fees. The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.

Example
Expense Example - - MainStay S&P 500 Index Fund - USD ($)	Class A	Investor Class	Class I	Class R6
1 Year	$ 353	$ 375	$ 28	$ 19
3 Years	465	536	87	61
5 Years	587	710	152	107
10 Years	$ 945	$ 1,214	$ 343	$ 243

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.